STATEMENT OF INVESTMENTS
MidCap Stock Portfolio

March 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - 1.5%
Adient	10,630	[a]	433,385
Dana	9,965		175,085
Fox Factory Holding	4,090	[a]	400,616
Harley-Davidson	16,585		653,449
The Goodyear Tire & Rubber Company	27,655	[a]	395,190
Thor Industries	6,740	[b]	530,438
			2,588,163
Banks - 6.6%
Cathay General Bancorp	40,670		1,819,982
Essent Group	13,665		563,135
Fulton Financial	94,535		1,571,172
Hancock Whitney	22,735		1,185,630
International Bancshares	3,190		134,650
KeyCorp	26,415		591,168
MGIC Investment	43,345		587,325
New York Community Bancorp	63,285		678,415
PacWest Bancorp	21,620		932,471
Popular	7,955		650,242
UMB Financial	15,390		1,495,292
Washington Federal	24,870		816,233
			11,025,715
Capital Goods - 11.8%
A.O. Smith	6,105		390,048
Acuity Brands	4,195		794,114
AECOM	15,700		1,205,917
AGCO	7,695		1,123,701
Allegion	2,370		260,179
Allison Transmission Holdings	3,235		127,006
Armstrong World Industries	5,165		464,902
Axon Enterprise	1,605	[a]	221,057
Builders FirstSource	12,035	[a]	776,739
Carlisle	1,595		392,242
Core & Main	5,820	[a,b]	140,786
Crane	5,375		582,005
Curtiss-Wright	4,830		725,273
Donaldson	21,550		1,119,091
Dycom Industries	4,295	[a]	409,142
EMCOR Group	12,265		1,381,407
Hayward Holdings	6,840	[a,b]	113,681

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Capital Goods - 11.8% (continued)
Kennametal	33,220		950,424
Lennox International	4,525		1,166,816
Lincoln Electric Holdings	5,175		713,167
Nordson	2,515		571,106
nVent Electric	37,985		1,321,118
Owens Corning	8,075		738,863
Pentair	10,905		591,160
Sunrun	8,210	[a,b]	249,338
Terex	12,435		443,432
Textron	6,685		497,230
The Middleby	4,340	[a]	711,500
The Toro Company	9,680		827,543
Trex	2,400	[a]	156,792
Valmont Industries	960		229,056
Watts Water Technologies, Cl. A	1,960		273,596
			19,668,431
Commercial & Professional Services - 2.3%
ASGN	6,370	[a]	743,443
Clean Harbors	5,185	[a]	578,853
FTI Consulting	2,725	[a]	428,425
Insperity	2,020		202,848
Jacobs Engineering Group	1,170		161,238
ManpowerGroup	5,135	[a]	482,279
Tetra Tech	5,595		922,839
The Brink's Company	4,510		306,680
			3,826,605
Consumer Durables & Apparel - 4.5%
Brunswick	7,415		599,799
Capri Holdings	12,965	[a]	666,271
Carter's	5,375		494,446
Columbia Sportswear	7,305		661,322
Crocs	6,775	[a]	517,610
Deckers Outdoor	1,310	[a]	358,639
Mattel	34,920	[a]	775,573
PVH	5,600		429,016
Ralph Lauren	2,210		250,702
Tapestry	10,485		389,518
Taylor Morrison Home	7,350	[a]	200,067
Tempur Sealy International	22,490		627,921
Toll Brothers	6,430		302,339
TopBuild	2,105	[a]	381,826
Tri Pointe Homes	20,050	[a]	402,604
Under Armour, Cl. A	16,705	[a]	284,319

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Consumer Durables & Apparel - 4.5% (continued)
YETI Holdings	4,610	[a]	276,508
			7,618,480
Consumer Services - 3.2%
Boyd Gaming	8,380		551,236
Cracker Barrel Old Country Store	3,025		359,158
Frontdoor	2,805	[a]	83,729
Graham Holdings, Cl. B	425		259,875
Grand Canyon Education	8,520	[a]	827,377
H&R Block	9,230	[b]	240,349
Marriott Vacations Worldwide	1,810		285,437
Scientific Games	5,520	[a]	324,300
Service Corp. International	16,480		1,084,714
The Wendy's Company	16,955		372,501
Travel + Leisure	3,805		220,462
Wyndham Hotels & Resorts	8,270		700,386
			5,309,524
Diversified Financials - 3.6%
Affiliated Managers Group	4,275		602,561
Evercore, Cl. A	3,400		378,488
FactSet Research Systems	1,800		781,470
Federated Hermes	9,985		340,089
FirstCash Holdings	2,560		180,070
Franklin Resources	3,065		85,575
Janus Henderson Group	22,170		776,393
Jefferies Financial Group	20,120		660,942
Navient	8,115		138,280
New Residential Investment	28,585	[c]	313,863
OneMain Holdings	2,625		124,451
SEI Investments	6,730	[a]	405,213
Stifel Financial	16,560		1,124,424
Upstart Holdings	710	[a,b]	77,454
			5,989,273
Energy - 3.9%
Antero Midstream	22,480		244,358
ChampionX	13,010		318,485
Continental Resources	4,610		282,731
DT Midstream	9,625		522,253
Equitrans Midstream	31,860		268,898
Marathon Oil	77,495		1,945,899
Murphy Oil	27,175		1,097,598
Occidental Petroleum	6,105		346,398
Range Resources	3,670	[a]	111,495
Targa Resources	18,105		1,366,384
			6,504,499

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings	12,345	[a]	834,645
Casey's General Stores	1,645		325,990
Performance Food Group	18,395	[a]	936,489
Sprouts Farmers Market	23,085	[a]	738,258
The Kroger Company	9,465		543,007
			3,378,389
Food, Beverage & Tobacco - 1.5%
Darling Ingredients	13,005	[a]	1,045,342
Freshpet	3,590	[a]	368,478
Sanderson Farms	2,435		456,538
The Hain Celestial Group	17,460	[a]	600,624
			2,470,982
Health Care Equipment & Services - 7.8%
Acadia Healthcare	11,600	[a]	760,148
Amedisys	1,590	[a]	273,941
Cerner	12,435		1,163,419
Chemed	2,705		1,370,218
Envista Holdings	13,805	[a]	672,442
Globus Medical, Cl. A	4,490	[a]	331,272
Henry Schein	1,215	[a]	105,936
ICU Medical	2,455	[a]	546,581
Integra LifeSciences Holdings	15,880	[a]	1,020,449
LivaNova	8,510	[a]	696,373
Masimo	2,610	[a]	379,859
Molina Healthcare	3,465	[a]	1,155,889
Option Care Health	16,715	[a]	477,380
Patterson Companies	6,150		199,076
Penumbra	3,855	[a]	856,311
Quidel	3,425	[a]	385,176
Signify Health, CI. A	7,445	[a]	135,127
STAAR Surgical	7,790	[a]	622,499
Tandem Diabetes Care	7,255	[a]	843,684
Teleflex	520		184,512
Tenet Healthcare	7,590	[a]	652,436
Veeva Systems, Cl. A	1,050	[a]	223,083
			13,055,811
Household & Personal Products - .5%
Coty, Cl. A	35,975	[a]	323,415
Energizer Holdings	7,190		221,164
Nu Skin Enterprises, Cl. A	5,015		240,118
			784,697
Insurance - 4.6%
Alleghany	2,040	[a]	1,727,880
American Financial Group	6,300		917,406

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Insurance - 4.6% (continued)
Cincinnati Financial	2,385		324,265
CNO Financial Group	11,075		277,872
First American Financial	11,220		727,280
Kinsale Capital Group	1,430		326,069
Primerica	7,770		1,063,091
RLI	4,830		534,343
Selective Insurance Group	10,500		938,280
The Hanover Insurance Group	6,215		929,267
			7,765,753
Materials - 7.6%
Alcoa	13,335		1,200,550
Ashland Global Holdings	6,135		603,745
Avery Dennison	675		117,430
Cabot	5,830		398,830
CF Industries Holdings	7,850		809,021
Cleveland-Cliffs	36,740	[a]	1,183,395
Commercial Metals	18,165		756,027
Eagle Materials	6,940		890,818
Element Solutions	7,685		168,302
Greif, Cl. A	4,855		315,866
Ingevity	11,210	[a]	718,225
Louisiana-Pacific	4,835		300,350
Minerals Technologies	11,690		773,294
Olin	10,900		569,852
Reliance Steel & Aluminum	5,935		1,088,182
Steel Dynamics	6,340		528,946
The Chemours Company	17,120		538,938
The Mosaic Company	3,550		236,075
U.S. Steel	20,135		759,895
Valvoline	12,440		392,606
Westlake Chemical	3,150		388,710
			12,739,057
Media & Entertainment - 3.3%
Altice USA, Cl. A	25,430	[a]	317,366
Cable One	130		190,351
DISH Network, Cl. A	4,260	[a,b]	134,829
John Wiley & Sons, Cl. A	10,345		548,595
News Corporation, Cl. A	10,925		241,989
Pinterest, Cl. A	8,195	[a]	201,679
Roku	1,960	[a]	245,529
TEGNA	13,970		312,928
The Interpublic Group of Companies	17,045		604,245
The New York Times Company, Cl. A	19,790		907,174
Twitter	8,620	[a]	333,508

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Media & Entertainment - 3.3% (continued)
World Wrestling Entertainment, Cl. A	6,900	[b]	430,836
Yelp	16,175	[a]	551,729
Ziff Davis	4,415	[a]	427,284
			5,448,042
Pharmaceuticals Biotechnology & Life Sciences - 2.6%
Azenta	2,695	[a]	223,362
Bio-Techne	1,125		487,170
Bruker	8,895		571,949
Exelixis	41,910	[a]	950,100
Halozyme Therapeutics	9,080	[a]	362,110
Medpace Holdings	3,460	[a]	566,021
Repligen	1,660	[a]	312,229
Syneos Health	7,385	[a]	597,816
United Therapeutics	1,705	[a]	305,894
			4,376,651
Real Estate - 10.5%
Americold Realty Trust	11,455	[c]	319,366
Apartment Income REIT	10,895	[c]	582,447
Brixmor Property Group	23,710	[c]	611,955
Corporate Office Properties Trust	29,725	[c]	848,352
EastGroup Properties	3,510	[c]	713,513
EPR Properties	10,205	[c]	558,316
Federal Realty Investment Trust	4,815	[c]	587,767
First Industrial Realty Trust	8,820	[c]	546,046
Highwoods Properties	16,065	[c]	734,813
Jones Lang LaSalle	2,915	[a]	698,026
Kilroy Realty	25,340	[c]	1,936,483
Lamar Advertising, Cl. A	8,980	[c]	1,043,296
Mid-America Apartment Communities	2,275	[c]	476,499
National Retail Properties	37,620	[c]	1,690,643
National Storage Affiliates Trust	15,355	[c]	963,680
Potlatchdeltic	2,550	[c]	134,462
PS Business Parks	9,180	[c]	1,542,974
SL Green Realty	4,776	[c]	387,716
Spirit Realty Capital	27,600	[c]	1,270,152
STORE Capital	44,505	[c]	1,300,881
The Macerich Company	35,410	[b,c]	553,812
			17,501,199
Retailing - 4.1%
American Eagle Outfitters	10,585	[b]	177,828
AutoNation	3,000	[a]	298,740
Dick's Sporting Goods	4,650	[b]	465,093
Five Below	3,465	[a]	548,752
Foot Locker	10,215		302,977

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Retailing - 4.1% (continued)
GameStop, Cl. A	4,010	[a,b]	667,986
Kohl's	15,955		964,639
Lithia Motors	1,870		561,224
Macy's	24,965		608,147
Murphy USA	1,995		398,920
Nordstrom	9,500	[b]	257,545
RH	690	[a,b]	225,002
Victoria's Secret & Co.	7,435	[a]	381,862
Williams-Sonoma	6,440		933,800
			6,792,515
Semiconductors & Semiconductor Equipment - 3.8%
Allegro MicroSystems	10,475	[a]	297,490
CMC Materials	1,060		196,524
Enphase Energy	2,320	[a]	468,130
Entegris	2,125		278,928
Lattice Semiconductor	13,105	[a]	798,750
MKS Instruments	6,535		980,250
ON Semiconductor	6,610	[a]	413,852
Power Integrations	5,750		532,910
Qorvo	1,260	[a]	156,366
Semtech	14,120	[a]	979,081
Silicon Laboratories	2,120	[a]	318,424
SiTime	890	[a]	220,560
Synaptics	3,235	[a]	645,383
			6,286,648
Software & Services - 4.4%
ACI Worldwide	10,180	[a]	320,568
Aspen Technology	1,625	[a]	268,726
Blackbaud	1,725	[a]	103,276
Concentrix	3,455		575,465
Dolby Laboratories, Cl. A	4,265		333,608
Everbridge	5,865	[a]	255,949
Fair Isaac	2,130	[a]	993,560
Genpact	21,340		928,503
HubSpot	1,115	[a]	529,558
Manhattan Associates	3,645	[a]	505,598
NCR	17,890	[a]	718,999
Pegasystems	3,385		273,000
Qualys	3,620	[a]	515,524
Teradata	12,195	[a]	601,092
The Western Union Company	10,975		205,672
Zscaler	1,265	[a]	305,219
			7,434,317

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Technology Hardware & Equipment - 3.7%
Avnet		17,880		725,749
Belden		6,970		386,138
Calix		6,160	[a]	264,326
CDW		2,340		418,603
Ciena		10,360	[a]	628,127
Cognex		11,330		874,109
II-VI		9,885	[a,b]	716,564
Jabil		2,615		161,424
Littelfuse		2,940		733,265
Lumentum Holdings		5,845	[a]	570,472
Trimble		5,625	[a]	405,788
Vontier		14,385		365,235
				6,249,800
Telecommunication Services - .5%
Iridium Communications		13,960	[a]	562,867
Lumen Technologies		29,970	[b]	337,762
				900,629
Transportation - 2.1%
Avis Budget Group		3,160	[a]	832,028
GXO Logistics		2,050	[a]	146,247
Knight-Swift Transportation Holdings		8,690		438,497
Landstar System		1,975		297,889
Old Dominion Freight Line		1,655		494,315
Ryder System		2,940		233,230
Saia		2,730	[a]	665,629
XPO Logistics		6,295	[a]	458,276
				3,566,111
Utilities - 3.2%
ALLETE		10,555		706,974
Black Hills		16,465		1,268,134
DTE Energy		2,110		278,963
Evergy		5,050		345,117
Hawaiian Electric Industries		25,710		1,087,790
IDACORP		10,520		1,213,587
UGI		10,930		395,885
				5,296,450
Total Common Stocks (cost $145,016,917)				166,577,741
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $675,233)	0.31	675,233	[d]	675,233

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,848,944)	0.31	1,848,944	[d]	1,848,944
Total Investments (cost $147,541,094)		101.1%		169,101,918
Liabilities, Less Cash and Receivables		(1.1%)		(1,861,651)
Net Assets		100.0%		167,240,267

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2022, the value of the fund’s securities on loan was $4,868,779 and the value of the collateral was $5,107,087, consisting of cash collateral of $1,848,944 and U.S. Government & Agency securities valued at $3,258,143. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
MidCap Stock Portfolio

March 31, 2022 (Unaudited)

The following is a summary of the inputs used as of March 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	166,577,741	-	-	166,577,741
Investment Companies	2,524,177	-	-	2,524,177

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2022, accumulated net unrealized appreciation on investments was $21,560,824, consisting of $26,901,359 gross unrealized appreciation and $5,340,535 gross unrealized depreciation.

At March 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.